Contracts assets and liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contracts assets and liabilities

Note 14	Contract assets and liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022	2023	2022
Opening balance, January 1		724	665	1,085	1,045
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(734)	(736)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		84	89	—	—
Increase in contract liabilities during the year		—	—	785	794
Increase in contract liabilities included in contract assets during the year		(88)	(83)	—	—
Increase in contract assets from revenue recognized during the year		713	728	—	—
Contract assets transferred to trade receivables		(613)	(586)	8	14
Acquisitions / (Disposition)	4	—	—	—	8
Contract terminations transferred to trade receivables		(60)	(50)	(1)	(1)
Other		(25)	(39)	(55)	(39)
Ending balance, December 31		735	724	1,088	1,085
(1) Net of allowance for doubtful accounts of $18 million and $19 million at December 31, 2023 and December 31, 2022, respectively. See Note 29, Financial and capital management, for additional details.

Note 15	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Opening balance, January 1	1,143	894
Incremental costs of obtaining a contract and contract fulfillment costs	892	807
Amortization included in operating costs	(623)	(558)
Ending balance, December 31	1,412	1,143

Contract costs are amortized over periods ranging from 12 to 95 months.

Note 33	Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2023.

	2024	2025	2026	2027	2028	THEREAFTER	TOTAL
Bell CTS	3,019	1,713	765	375	171	482	6,525
Bell Media	35	—	—	—	—	—	35
Total	3,054	1,713	765	375	171	482	6,560
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.